VCC MORTGAGE SECURITIES, LLC ABS-15G

Exhibit 99.13

Data Compare
Run Date - 9/27/2019 1:42:29 PM
Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
1910150009	Appraised Value	XXXX	XXXX	Verified	Client agreed and updated their tape
1910150034	Original P&I	5951.96	6016.86	Verified	Client agreed and updated their tape